Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income	$ 587,702	$ 439,237	$ 533,465	$ 333,785
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	(4,456)	2,307	(9,774)	2,931
Net change in cash flow hedges	(24,874)	72,618	(43,828)	111,046
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	(29,330)	74,925	(53,602)	113,977
Other comprehensive (loss) income, net of tax	(29,330)	74,925	(53,602)	113,977
Total comprehensive income	558,372	514,162	479,863	447,762
Total comprehensive income attributable to Viking Holdings Ltd	558,112	513,969	479,460	447,547
Total comprehensive income attributable to non-controlling interests	$ 260	$ 193	$ 403	$ 215